13. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Future minimum lease payments

As of December 31, 2012, the aggregate future minimum lease payments are as follows:

	Plant Avenue	Fifth Avenue	Lamar Street
For the year ending	Annual Rent	Annual Rent	Annual Rent	Total Rents
December 31, 2013	$596,000	$644,000	$360,000	$1,600,000
December 31, 2014	614,000	664,000	360,000	$1,638,000
December 31, 2015	633,000	684,000	360,000	$1,677,000
December 31, 2016	-	704,000	360,000	$1,064,000
December 31, 2017	-	725,000	360,000	$1,085,000
Thereafter	-	7,348,000	300,000	$7,648,000
Total Rents	$1,843,000	$10,769,000	$2,100,000	$14,712,000

Discontinued future cost

As of December 31, 2012, the estimated discounted future cost will be charged to expense as follows:

For the year ending	Amount
December 31, 2013	$85,000
December 31, 2014	71,000
December 31, 2015	56,000
Total future minimum lease payments	212,000
Less: current portion	(85,000)
Total Long-Term Portion	$127,000